Statements of Changes in Equity (Parenthetical) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net profit	kr 7,844	kr 4,352	kr 5,452
Parent Company | Reportable Legal Entities
Net profit	11,867	4,744
Retained earnings
Net profit	7,844	4,352	kr 5,452
Retained earnings | Parent Company | Reportable Legal Entities
Net profit	kr 11,867	kr 4,744